Corporation Information and Basis of Presentation	6 Months Ended
Jun. 30, 2011
Corporation Information and Basis of Presentation
Corporation Information and Basis of Presentation

1.                  Corporation Information and Basis of Presentation

On September 29, 2011, our Board of Directors authorized a change in our fiscal year end to June 30 from December 31. These financial statements presented herein are for the 6 month transition period ended June 30, 2011. These financial statements have been prepared in accordance with generally accepted accounting principles in the United States and are unaudited. The accompanying unaudited consolidated financial statements reflect all normal recurring adjustments which, in the opinion of management, are necessary for a fair statement of the results for the six months ended June 30, 2011.  These financial statements should be read in conjunction with the Limited Transition Report in Form 20-F, as well as the company’s audited financial statements and Annual Report on Form 20-F for the year ended December 31, 2010.

Agria Corporation (the “Company” or “Agria”) conducts operations in China and internationally through its subsidiaries and variable interest entities (VIEs) (collectively the “Group”). Within China, the Group is primarily involved in the research and development, production and sale of agricultural seed products. The international operations of the Group are undertaken through PGG Wrightson Group Ltd (“PGG Wrightson” or “PGW”). The Company does not conduct any substantive operations of its own in the PRC and conducts its primary business operations in the PRC through VIEs. PRC Laws and regulations prohibit or restrict foreign ownership of research and development, production and sale of hybrid food crop businesses. To comply with these foreign ownership restrictions, the Group operates its research and development, production and sale of upstream agricultural productions in the PRC through its VIEs.

In November 2008, Shenzhen Guanli Agricultural Technology Co., Ltd. (“Guanli”) was set up using contractual agreements substantially consistent with those described above such that Agria Brother Biotech (Shenzhen) Co., Ltd. (“Agria Brother”) effectively controlled Guanli.  As of June 30, 2011, the 100% legal interest in Guanli is held by two PRC individuals.

In September 2009, Shenzhen Agria Agricultural Co., Ltd (“Agria Agricultural”) was set up with 51% interests legally held by Guanli and 49% interest legally held by another individual. In September 2009, Shenzhen Zhongyuan Agriculture Ltd. Co. (“Zhongyuan”) was set up with 95% interests legally held by Ms. Li Juan, the wife of Mr. Guanglin Lai, the chairman of board of directors, and 5% interests legally held by another individual shareholder. Agria Brother has entered into the aforementioned Contractual Agreements with the individual legal shareholders of Agria Agricultural and Zhongyuan, respectively. Agria Brother has a legal obligation to provide funding to all losses incurred by Guanli, Agria Agricultural and Zhongyuan.

Through the aforementioned agreements, WOFE and Agria Brother demonstrate their ability and intention to exercise the ability to absorb substantially all of the profits and all of the expected losses of P3A (through the date of disposal) Guanli, Agria Agricultural and Zhongyuan.  Accordingly, WOFE and Agria Brother are the primary beneficiaries of P3A, Guanli, Agria Agricultural and Zhongyuan and consolidates their operating results in accordance with Accounting Standards Codification (“ASC”) 810 “Consolidation” (Pre-codification: Financial Accounting Standards board (“FASB”) Interpretation No. 46R, Consolidation of Variable Interest Entities, and Interpretation of ARB NO. 51).

On April 1 2008, Agria Brother was established in the PRC as a wholly-owned subsidiary by China Victory with a registered capital of US$29,000,000. The principal activity of Agria Brother is to provide biotechnology related services.

On September 30, 2009, Guanli acquired from a third party, a 100% equity interest in Beijing NKY Seeding Development Co., Ltd (“NKY”).

On January 31, 2010, Guanli acquired a 70% equity interest in Tianjin Beiao Seed Technology Development Co., Ltd. (“Beiao”), and NKY acquired 30% equity interest in this company. (Note 4)

On October 21, 2010, NKY Seeds International established a wholly owned subsidiary named Wuwei NKY Seeds Co., Ltd., in Wuwei city of Gansu province in China. The principal activity of Wuwei NKY Seeds Co., Ltd. is to act as an exclusive sales agent of Wuwei Ganxin Seeds Co., Ltd., the major production company for Agria.

The Group formed Southrich Limited, a wholly-owned subsidiary of Agria Group Limited, in September 2009 under the laws of the British Virgin Islands to hold our convertible redeemable notes issued by PGW in 2010.  Agria (Singapore) Pte. Ltd., or Agria Singapore, a wholly-owned subsidiary of Southrich Limited, was incorporated in November 2009 under the laws of Singapore to hold our 19.01% equity interest in PGW. In January 2010, Southrich Limited changed its name to Agria Asia Investments Limited.  In January 2011, Agria Singapore made an offer to the shareholders of PGW to acquire an additional 31% of the shares in PGW at the offer price of NZ$0.60 per share.  On April 29, 2011, the Group completed this acquisition and increased its shareholding of PGW to 50.01% (Notes 3 and 4). In April 2011, New Hope International (Hong Kong) Limited invested US$20 million in the equity of Agria Asia Investments, upon which the Group’s equity interest in Agria Asia Investments was 88.05%. In April 2011, the Group also entered a conditional sale and purchase agreement to sell a 7.24% stake in Agria Asia Investments to Ngai Tahu Holdings for approximately US$12 million.  This sale became unconditional when the shareholders of PGW approved the transaction in June 2011, and these amount were received subsequently. Upon the completion of this sale, the Group’s equity interest in Agria Asia Investments became 80.81%.

In March 2011, Wuwei Ganxin Seeds Co., Ltd. increased its registered capital from RMB20 million to RMB30 million pursuant to new regulations. Accordingly, the Company increased its investment in Ganxin by RMB4.9 million (US$0.7 million) to maintain the Company’s 49% equity interest.

In March 2011, Beiao established a new subsidiary, named Shanxi Jufeng Seeds Co., Ltd., in Shanxi province, PRC. The initial investment is RMB1.11 million. This new company began operations in a seeds business in Shanxi, PRC.

As of June 30, 2011, the Company’s subsidiaries consisted of the following entities:

Name	Place of incorporation

Agria China	PRC
Agria Group Ltd	BVI
China Victory	Hong Kong
Agria Brother	PRC
Agria Biotech Overseas Ltd (“Agria Overseas”)	Hong Kong
Southrich Limited (“Agria Asia Investment Ltd.”)	BVI

Agria (Singapore) Pte. Ltd (“Agria Singapore”)	BVI

Agria Corporation (New Zealand) Ltd (“Agria New Zealand”)	New Zealand
PGG Wrightson Limited (“PGW”)	New Zealand
Agriculture New Zealand Limited	New Zealand
Agri-Feeds Limited	New Zealand
AgriTech South America Limited (formerly PGG Wrightson Investments Limited)	New Zealand
Grasslands Innovation Limited	New Zealand
PGG Wrightson Consortia Research Limited	New Zealand
PGG Wrightson Employee Benefits Plan Trustee Limited	New Zealand
PGG Wrightson Finance Limited	New Zealand
PGG Wrightson Real Estate Limited	New Zealand
PGG Wrightson Seeds Limited	New Zealand
PGG Wrightson Trustee Limited	New Zealand
PGW Corporate Trustee Limited	New Zealand
Wool Partners International Limited (Renamed PGG Wrightson Wool 1 July 2011)	New Zealand
PGG Wrightson Funds Management Limited	New Zealand
Agricom Limited	New Zealand
PGG Wrightson Genomics Limited	New Zealand
Wrightson Seeds Limited	New Zealand
PGG Seeds Australia Pty Limited	Australia
PGG Wrightson Real Estate Australia Pty Limited	Australia
PGG Wrightson Seeds (Australia) Pty Limited	Australia
AusWest Seeds Pty Limited	Australia

Stephen Pasture Seeds Pty Limited	Australia
Juzay S.A.	Uruguay
Wrightson Pas S.A. Limited	Uruguay
PGG Wrightson Uruguay Limited	Uruguay
Hunker S.A. (t/a Rural Centre)	Uruguay
Lanelle S.A. (t/a Riegoriental)	Uruguay
Afinlux S.A. (t/a Romualdo Rodriguez)	Uruguay
Idogal S.A. (t/a Veterinaria Lasplaces)	Uruguay
Agrosan S.A.	Uruguay
Alfalfares S.R.L.	Argentina
NZ Ruralco Participacoes Ltda	Brazil

As of June 30, 2011, the Company consolidates the following VIEs and their consolidated subsidiaries which comprised substantially all of the Group’s operations:

Name	Place of incorporation

Guanli	PRC
Agria NKY Seeds Co., Ltd. (Formerly NKY Seeds International Co., Ltd.)*	PRC
Agria Asia International Ltd (“Agria Asia”) *	Hong Kong
Agria Agricultural	PRC
Zhongyuan	PRC
Agria Hong Kong Ltd (“Agria Hong Kong”) **	Hong Kong
Tianjin Beiao Seed Technology Development Co Ltd	PRC
Wuwei NKY Seeds Co., Ltd.	PRC
Shanxi Jufeng Seeds Co Ltd	PRC

*                      Agria Asia and NKY are 100% owned by Guanli

**               Agria Hong Kong is 100% owned by Zhongyuan

The carrying amount of the total assets and total liabilities of VIEs as of June 30, 2011 were RMB227.8 million (US$ 35.2 million), and RMB 60.9 million (US$ 9.4 million) respectively. There was no pledge or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of the Company, which is the primary beneficiary of the VIEs. The amount of the net assets of VIEs as of June 30, 2011 was RMB 167 million (US$ 25.8 million). In addition, the Group has not provided any financial or other support that it was not previously contractually required to provide during the period presented to VIEs.